COMMITMENTS AND CONTINGENCIES (Details Narrative) - Lamf Global Ventures Corp I [Member] - USD ($)		12 Months Ended
	Nov. 16, 2021	Dec. 31, 2023	Sep. 22, 2023
Loss Contingencies [Line Items]
Sale of units (in Shares)		25,300,000
Aggregate amount of sale of IPO		$ 9,915,000
Payment of deferred underwriting commissions			$ 9,915,000
Payment of deferred advisory fee		2,974,500
Allowance for credit loss		2,974,500
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount	2.00%
Gross proceed (in Shares)	20,000,000
Gross proceeds of sale of IPO	$ 4,000,000
Percentage of deferred underwriting discounts	2.00%
Gross proceeds of deferred underwriting discounts units (in Shares)	2,000,000
Rate of gross proceeds	3.50%
Gross proceeds of deferred underwriting discounts units (in Shares)	22,000,000
Rate of gross proceeds	5.50%
Aggregate amount of sale of IPO	$ 9,915,000
Consulting And Advisory Agreement [Member]
Loss Contingencies [Line Items]
Payment of underwriting expense		1,200,000
Reimbursement received from underwriter		1,175,000
Additional payment for legal fees		$ 25,000
Consulting And Advisory Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Aggregate proceeds of IPO		0.60%
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Term of granted period		45 days
Sale of units (in Shares)	3,300,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Sale of units (in Shares)	3,300,000